Financial Instruments and Risk Management (Derivatives Not Designated as Hedging Instruments Fair Values of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	$ 19.6
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	1,859.0	1,309.4
Liability derivatives, fair value	1,855.8	1,308.4
Not designated as hedging instrument | Prepaid expenses and other current assets | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	5.5	6.4
Not designated as hedging instrument | Prepaid expenses and other current assets | Purchased cash convertible note hedge
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	1,853.5
Not designated as hedging instrument | Other assets | Purchased cash convertible note hedge
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value		1,303.0
Not designated as hedging instrument | Other current liabilities | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	2.3	5.4
Not designated as hedging instrument | Current portion of long-term debt | Cash conversion feature of Cash Convertible Notes
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	1,853.5
Not designated as hedging instrument | Long-term debt | Cash conversion feature of Cash Convertible Notes
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value		$ 1,303.0